Investment in Aizu Fujitsu Semiconductor Wafer Solution Limited ("AFSW") - Summarized Financial Information (Details) - USD ($) $ in Thousands	3 Months Ended			12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018
Variable Interest Entity [Line Items]
Assets, Current	$ 18,557			$ 5,357	$ 4,825
Unfunded commitment to joint venture	1,546			1,688	659
Aizu Fajitsu Semiconductor Wafer Solution Limited
Variable Interest Entity [Line Items]
Assets, Current	1,019			3,733	4,096
Long-term assets	5,382			5,101	4,194
Unfunded commitment to joint venture	1,640			931	961
Net deficit	(18,345)			(15,359)	(7,662)
Variable Interest Entity, Measure of Activity [Abstract]
Sales	1,248	$ 3,212	$ 22,283	11,599
Gross loss	(2,197)	(1,588)	(2,523)	(4,849)
Net loss	(2,895)	$ (2,300)	$ (4,906)	(7,557)
Aizu Fajitsu Semiconductor Wafer Solution Limited | Fujitsu Semiconductor Limited
Variable Interest Entity [Line Items]
Accounts payable due to related parties	15,842			17,913	12,031
Aizu Fajitsu Semiconductor Wafer Solution Limited | Transphorm, Inc.
Variable Interest Entity [Line Items]
Accounts payable due to related parties	$ 7,199			$ 5,349	$ 2,960